UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23391

Capital Group Central Fund Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Brian C. Janssen

Capital Group Central Fund Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Cash FundSM Annual report for the period ended October 31, 2019

Seeking to generate
income while
preserving capital
and maintaining
liquidity

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from Capital Group. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may enroll in e-delivery at capitalgroup.com.

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Capital Group Central Cash Fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV). This fund currently manages cash balances for (a) other funds, investment vehicles and accounts advised by the fund’s investment adviser and its affiliates and (b) the fund’s investment adviser and its affiliates.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell your shares if the fund’s liquidity falls below a required minimum because of market conditions or other factors. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time.

Here are the total returns on a $1,000 investment with all distributions reinvested for the period ended September 30, 2019 (the most recent calendar quarter-end):

Lifetime
(since 2/22/19)

Class M shares	1.43%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class M shares as of November 30, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.78%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund’s registration statement and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

2	Investment portfolio

13	Financial statements

23	Board of trustees and other officers

Fellow investors:

The Capital Group Central Cash Fund returned 1.62% from its inception on February 22, 2019, through its fiscal year-end on October 31, 2019. The fund’s benchmark, the three-month U.S. Treasury bill, and its peer index, the Lipper Institutional Money Market Funds Average*, generated returns of 1.67% and 1.58%, respectively, over the same period.

The fund’s annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.78% as of November 30, 2019.

The fund manages cash balances for The Capital Group Companies and other funds, investment vehicles and accounts advised by Capital Group affiliates. Its investment objective is to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV).

Market overview

Financial markets have been volatile since the fund’s inception. Stocks suffered pronounced declines in May and August as U.S.-China trade tensions and softening economic data heightened concerns about the outlook for global growth. But easier monetary policy from central banks around the world and fitful progress on trade fueled subsequent rebounds to record highs. The Standard & Poor’s 500 Composite Index† crossed the 3,000 threshold for the first time in July and set another record in the final days of the fund’s fiscal year.

Bonds produced strong returns over the period and yields declined appreciably. The U.S. Federal Reserve cut interest rates in July, September and October amid concerns about slowing global growth, bringing the benchmark rate to a range of 1.50%–1.75%. While the U.S. economy has been comparatively healthy, broad weakness in global manufacturing and a slowing Chinese economy have reverberated in the eurozone, Japan and many emerging markets. That backdrop, along with muted inflation and a large stock of negative-yielding debt, drove skittish investors to the relative safety of U.S. government bonds. By early September, the 10-year Treasury yield had fallen to a three-year low below 1.50% and the 30-year bond for the first time yielded less than 2%.

Declining long rates contributed to an inversion of the yield curve, which often foreshadows recession. By the end of the fiscal year, however, the curve had steepened as investors became more sanguine about prospects for the global economy. Another factor was a significant decline in short-term interest rates after the Fed said in October that it would begin buying Treasury bills to support liquidity in the money markets.

The fund’s portfolio

As of October 31, 99.43% of the fund’s net assets were invested in government or corporate securities. Commercial paper was the fund’s largest allocation at 41.17%. Federal agency discount notes constituted the next-largest category, at 31.08%. Short-term U.S. Treasury bills totaled 23.19%. Repurchase agreements backed by eligible government securities totaled 2.23%. Certificates of deposit represented 0.88% of net assets. Longer term U.S. Treasury bonds and notes made up 0.69% and longer term federal agency bonds accounted for 0.19%.

We look forward to reporting to you again in six months.

Cordially,

Steven D. Lotwin
President

December 18, 2019

*	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic, and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
†	The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

Capital Group Central Cash Fund	1

Investment portfolio October 31, 2019

Percent of net assets
Short-term securities:
Commercial paper	41.17%
Federal agency discount notes	31.08
U.S. Treasury bills	23.19
Repurchase agreements	2.23
Certificates of deposit	.88
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	.69
Federal agency bonds & notes	.19
Other assets less liabilities	.57
100.00%

Short-term securities 98.55%	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 41.17%
3M Co. 11/1/2019[1]	1.85%	$50,000	$49,998
3M Co. 11/5/2019[1]	1.86	50,000	49,989
3M Co. 11/7/2019[1]	1.86	50,000	49,985
3M Co. 11/13/2019[1]	1.73	100,000	99,943
3M Co. 11/20/2019[1]	1.65	100,000	99,908
ABN AMRO Funding USA LLC 11/1/2019[1]	2.18	150,000	149,993
ABN AMRO Funding USA LLC 11/22/2019[1]	2.05	35,000	34,965
ABN AMRO Funding USA LLC 1/15/2020[1]	2.10	42,000	41,834
Alberta (Province of) 11/7/2019[1]	1.98	100,700	100,669
Alberta (Province of) 1/6/2020[1]	2.01	50,000	49,839
Alberta (Province of) 1/8/2020[1]	1.93	47,000	46,844
Alberta (Province of) 1/9/2020[1]	1.93	75,000	74,747
Alberta (Province of) 1/16/2020[1]	1.87	100,000	99,627
Alberta (Province of) 1/21/2020[1]	1.84	75,000	74,702
Alberta (Province of) 1/29/2020[1]	1.83	100,000	99,561
American Honda Finance Corp. 11/8/2019	2.18	65,000	64,977
American Honda Finance Corp. 11/13/2019	2.05	40,000	39,977
American Honda Finance Corp. 11/22/2019	2.05	47,000	46,954
American Honda Finance Corp. 12/9/2019	2.02	37,500	37,432
American Honda Finance Corp. 1/21/2020	1.84	115,000	114,549
ANZ New Zealand (International) Ltd. 11/14/2019[1]	2.17	150,000	149,896
Apple Inc. 11/13/2019[1]	1.85	100,000	99,943
Apple Inc. 12/2/2019[1]	1.89	54,000	53,925
Apple Inc. 12/3/2019[1]	1.78	47,500	47,432
Apple Inc. 12/9/2019[1]	1.90	100,000	99,829
Apple Inc. 12/12/2019[1]	1.90	40,000	39,926
Apple Inc. 12/13/2019[1]	2.01	100,000	99,810
Apple Inc. 1/8/2020[1]	1.88	140,000	139,554
Apple Inc. 1/13/2020[1]	1.88	100,000	99,658
Apple Inc. 1/15/2020[1]	1.72	60,000	59,789
Army and Air Force Exchange Service 11/1/2019[1]	1.60	40,350	40,348
Army and Air Force Exchange Service 11/4/2019[1]	1.83	25,000	24,996
Army and Air Force Exchange Service 11/8/2019[1]	1.83	25,000	24,991
Army and Air Force Exchange Service 11/13/2019[1]	1.77	25,000	24,986
Atlantic Asset Securitization LLC 11/6/2019[1]	2.11	95,400	95,373
Atlantic Asset Securitization LLC 11/7/2019[1]	2.14	100,000	99,967
Atlantic Asset Securitization LLC 11/8/2019[1]	1.93	25,900	25,890
Atlantic Asset Securitization LLC 11/13/2019[1]	2.12	102,000	101,936
Atlantic Asset Securitization LLC 11/14/2019[1]	2.09	50,000	49,966
Atlantic Asset Securitization LLC 11/18/2019[1]	1.95	75,000	74,935
Atlantic Asset Securitization LLC 11/20/2019[1]	1.92	125,000	124,879
Atlantic Asset Securitization LLC 11/25/2019[1]	1.81	200,000	199,758
Atlantic Asset Securitization LLC 12/2/2019[1]	2.08	50,000	49,923
Atlantic Asset Securitization LLC 12/3/2019[1]	2.00	80,000	79,873
Atlantic Asset Securitization LLC 12/5/2019[1]	2.08	93,000	92,843
Atlantic Asset Securitization LLC 1/9/2020[1]	2.03	70,000	69,751
Atlantic Asset Securitization LLC 1/10/2020[1]	2.03	30,000	29,892

2	Capital Group Central Cash Fund

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Atlantic Asset Securitization LLC 1/16/2020[1]	2.12%	$100,000	$99,608
Bank of Montreal 11/18/2019	2.04	150,000	149,876
Bank of Montreal 12/10/2019	1.88	150,000	149,715
Bank of Montreal 12/16/2019	2.02	100,000	99,781
Bank of Montreal 1/3/2020	2.07	200,000	199,387
Bank of Nova Scotia 1/3/2020[1]	1.98	75,000	74,750
Bank of Nova Scotia 3/16/2020[1]	2.06	100,000	99,283
Bank of Nova Scotia 4/15/2020[1]	1.90	200,000	198,251
BASF SE 12/30/2019[1]	1.98	295,000	294,132
BNP Paribas 11/1/2019	2.21	225,000	224,989
BNP Paribas 12/9/2019[1]	2.08	75,000	74,853
BNP Paribas 2/7/2020[1]	1.98	150,000	149,227
BNP Paribas 2/11/2020[1]	2.02	50,000	49,732
BNP Paribas 2/12/2020[1]	1.96	200,000	198,917
BNP Paribas 2/24/2020[1]	2.06	50,000	49,698
BNP Paribas 3/18/2020[1]	2.07	125,000	124,095
BNP Paribas 3/23/2020	1.88	100,000	99,250
BNZ International Funding Ltd. 3/23/2020[1]	2.07	125,000	124,095
British Columbia (Province of) 1/22/2020	1.84	38,150	37,996
CAFCO, LLC 11/1/2019[1]	2.11	50,000	49,998
CAFCO, LLC 11/13/2019[1]	2.08	50,000	49,969
CAFCO, LLC 11/25/2019[1]	1.93	50,000	49,941
CAFCO, LLC 12/2/2019[1]	1.91	50,000	49,924
CAFCO, LLC 12/6/2019[1]	1.93	75,000	74,871
CAFCO, LLC 12/11/2019[1]	1.82	100,000	99,803
CAFCO, LLC 12/12/2019[1]	1.95	30,000	29,940
CAFCO, LLC 12/13/2019[1]	1.75	50,000	49,897
CAFCO, LLC 1/10/2020[1]	2.05	75,000	74,740
Canada Bills 1/21/2020	1.81	100,000	99,602
Canada Bills 1/27/2020	1.81	100,000	99,571
Canadian Imperial Bank of Commerce 11/4/2019[1]	1.97	175,000	174,967
Canadian Imperial Bank of Commerce 11/13/2019[1]	1.87	225,000	224,859
Canadian Imperial Bank of Commerce 3/11/2020[1]	2.00	50,000	49,671
Canadian Imperial Holdings Inc. 3/18/2020	2.06	75,000	74,472
Chariot Funding, LLC 11/12/2019[1]	2.25	50,000	49,972
Chariot Funding, LLC 11/19/2019[1]	2.25	145,000	144,868
Chariot Funding, LLC 11/21/2019[1]	2.10	51,910	51,858
Chariot Funding, LLC 12/11/2019[1]	1.97	50,000	49,900
Chariot Funding, LLC 12/12/2019[1]	2.06	75,000	74,846
Chariot Funding, LLC 1/6/2020[1]	2.06	300,200	299,198
Chariot Funding, LLC 1/9/2020[1]	2.06	76,000	75,734
Chariot Funding, LLC 1/10/2020[1]	2.04	350,000	348,755
Chariot Funding, LLC 1/24/2020[1]	2.09	30,000	29,870
CHARTA, LLC 11/6/2019[1]	2.11	50,000	49,986
CHARTA, LLC 11/7/2019[1]	1.82	50,000	49,984
CHARTA, LLC 11/18/2019[1]	1.96	150,000	149,871
CHARTA, LLC 11/20/2019[1]	2.07	50,000	49,952
CHARTA, LLC 12/5/2019[1]	1.95	35,000	34,941
CHARTA, LLC 12/9/2019[1]	1.93	145,800	145,525
CHARTA, LLC 1/6/2020[1]	2.05	50,000	49,835
CHARTA, LLC 1/8/2020[1]	2.05	50,000	49,830
Chevron Corp. 11/4/2019[1]	1.97	75,000	74,987
Chevron Corp. 11/5/2019[1]	2.03	135,000	134,971
Chevron Corp. 11/6/2019[1]	2.05	125,000	124,967
Chevron Corp. 11/8/2019[1]	2.07	30,000	29,990
Chevron Corp. 11/18/2019[1]	1.97	200,000	199,842
Chevron Corp. 11/19/2019[1]	1.89	100,000	99,916
Chevron Corp. 11/20/2019[1]	2.00	74,440	74,374
Chevron Corp. 12/11/2019[1]	1.99	173,800	173,483
Chevron Corp. 12/13/2019[1]	1.89	115,000	114,779
Chevron Corp. 12/27/2019[1]	1.76	35,000	34,908
Chevron Corp. 1/13/2020[1]	1.88	150,000	149,473
Chevron Corp. 1/17/2020[1]	1.73	50,000	49,814
Coca-Cola Co. 11/1/2019[1]	2.18	60,000	59,997
Coca-Cola Co. 11/4/2019[1]	2.18	79,000	78,986
Coca-Cola Co. 11/5/2019[1]	2.08	25,000	24,995
Coca-Cola Co. 12/3/2019[1]	1.93	50,000	49,927

Capital Group Central Cash Fund	3

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Coca-Cola Co. 12/4/2019[1]	2.04%	$50,000	$49,924
Coca-Cola Co. 12/5/2019[1]	2.04	25,000	24,961
Coca-Cola Co. 12/6/2019[1]	1.87	25,000	24,960
Coca-Cola Co. 12/16/2019[1]	1.94	40,000	39,915
Coca-Cola Co. 12/18/2019[1]	2.00	38,400	38,315
Coca-Cola Co. 1/13/2020[1]	1.93	50,000	49,822
Coca-Cola Co. 1/27/2020[1]	1.96	50,000	49,787
Coca-Cola Co. 1/28/2020[1]	1.84	150,000	149,353
Coca-Cola Co. 1/29/2020[1]	1.81	25,000	24,891
Coca-Cola Co. 2/19/2020[1]	1.95	100,000	99,459
CPPIB Capital Inc. 11/29/2019	1.74	100,000	99,869
CPPIB Capital Inc. 1/21/2020	1.84	150,000	149,403
CPPIB Capital Inc. 1/24/2020	1.82	90,000	89,628
CRC Funding, LLC 11/8/2019[1]	2.12	110,000	109,958
CRC Funding, LLC 11/18/2019[1]	2.07	50,000	49,956
CRC Funding, LLC 11/20/2019[1]	1.95	75,000	74,926
CRC Funding, LLC 11/22/2019[1]	1.99	48,000	47,948
CRC Funding, LLC 11/25/2019[1]	1.95	70,000	69,913
CRC Funding, LLC 11/26/2019[1]	1.93	50,000	49,935
CRC Funding, LLC 12/2/2019[1]	1.93	100,000	99,840
CRC Funding, LLC 12/11/2019[1]	1.84	30,000	29,938
CRC Funding, LLC 12/12/2019[1]	1.93	20,000	19,958
CRC Funding, LLC 3/10/2020[1]	2.00	50,000	49,668
Crédit Agricole Corporate and Investment Bank 11/20/2019	2.08	150,000	149,854
Crédit Agricole Corporate and Investment Bank 11/25/2019	2.03	295,000	294,640
Crédit Agricole Corporate and Investment Bank 12/3/2019	2.04	100,000	99,838
Crédit Agricole Corporate and Investment Bank 12/17/2019	1.88	300,000	299,297
DBS Bank Ltd. 11/7/2019[1]	2.22	50,000	49,988
DBS Bank Ltd. 11/14/2019[1]	2.08	33,000	32,983
DBS Bank Ltd. 11/15/2019[1]	1.67	50,000	49,971
DBS Bank Ltd. 11/19/2019[1]	2.06	100,000	99,917
DBS Bank Ltd. 11/21/2019[1]	2.06	100,000	99,902
DBS Bank Ltd. 12/9/2019[1]	2.07	69,300	69,174
DBS Bank Ltd. 12/12/2019[1]	2.06	100,000	99,803
DBS Bank Ltd. 1/8/2020[1]	2.03	100,000	99,664
DBS Bank Ltd. 1/9/2020[1]	1.95	43,600	43,451
DBS Bank Ltd. 1/10/2020[1]	1.92	92,500	92,180
DBS Bank Ltd. 1/28/2020[1]	1.89	50,000	49,781
Eli Lilly and Co. 11/4/2019[1]	1.90	100,000	99,983
Eli Lilly and Co. 11/15/2019[1]	1.87	150,000	149,900
Eli Lilly and Co. 11/18/2019[1]	1.85	200,000	199,841
Eli Lilly and Co. 11/19/2019[1]	1.85	150,000	149,874
Eli Lilly and Co. 11/20/2019[1]	1.84	100,000	99,911
Eli Lilly and Co. 12/2/2019[1]	1.65	50,000	49,927
Emerson Electric Co. 12/4/2019[1]	1.83	27,200	27,159
Emerson Electric Co. 12/6/2019[1]	1.83	46,250	46,175
Emerson Electric Co. 12/10/2019[1]	1.85	50,000	49,911
Emerson Electric Co. 12/13/2019[1]	1.90	150,000	149,712
Emerson Electric Co. 12/16/2019[1]	2.05	100,000	99,794
Emerson Electric Co. 12/17/2019[1]	1.82	100,000	99,789
EssilorLuxottica 11/7/2019[1]	1.87	50,000	49,985
EssilorLuxottica 11/15/2019[1]	1.85	50,000	49,967
EssilorLuxottica 12/2/2019[1]	2.17	84,000	83,880
EssilorLuxottica 12/16/2019[1]	2.25	25,000	24,947
European Investment Bank 12/5/2019	2.00	100,000	99,838
Export Development Canada 1/6/2020	1.98	75,000	74,767
Export Development Canada 4/1/2020	1.90	150,000	148,909
Export Development Canada 4/9/2020	1.89	150,000	148,849
Exxon Mobil Corp. 11/8/2019	2.01	100,000	99,965
Exxon Mobil Corp. 11/18/2019	2.02	150,000	149,883
Exxon Mobil Corp. 12/3/2019	1.89	50,000	49,927
Exxon Mobil Corp. 12/4/2019	1.88	92,185	92,046
Exxon Mobil Corp. 12/16/2019	1.80	300,000	299,377
Exxon Mobil Corp. 12/17/2019	1.88	50,000	49,894
Exxon Mobil Corp. 12/19/2019	1.86	200,000	199,554
Exxon Mobil Corp. 1/6/2020	1.82	186,000	185,413
Exxon Mobil Corp. 1/8/2020	1.82	100,000	99,675

4	Capital Group Central Cash Fund

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Exxon Mobil Corp. 1/13/2020	1.81%	$325,000	$323,868
Exxon Mobil Corp. 1/16/2020	1.82	100,000	99,637
Fairway Finance Company, LLC 12/5/2019[1]	2.12	49,000	48,913
Fairway Finance Company, LLC 12/24/2019[1]	2.05	25,000	24,931
General Dynamics Corp. 11/6/2019[1]	1.91	200,000	199,947
General Dynamics Corp. 11/7/2019[1]	1.80	55,000	54,983
General Dynamics Corp. 11/13/2019[1]	1.84	80,000	79,954
General Dynamics Corp. 11/14/2019[1]	1.88	75,000	74,954
General Dynamics Corp. 11/20/2019[1]	1.82	50,000	49,955
General Dynamics Corp. 11/21/2019[1]	1.85	70,000	69,934
General Dynamics Corp. 11/26/2019[1]	1.82	125,000	124,855
General Dynamics Corp. 12/5/2019[1]	1.67	50,000	49,919
Gotham Funding Corp. 11/1/2019[1]	2.11	250,500	250,488
Gotham Funding Corp. 11/4/2019[1]	1.83	106,000	105,980
Gotham Funding Corp. 11/6/2019[1]	1.72	18,800	18,795
Gotham Funding Corp. 11/8/2019[1]	2.12	25,000	24,990
Gotham Funding Corp. 12/4/2019[1]	1.91	100,000	99,830
ING (U.S.) Funding LLC 2/3/2020[1]	1.89	100,000	99,530
ING (U.S.) Funding LLC 2/4/2020[1]	1.94	300,000	298,575
ING (U.S.) Funding LLC 2/10/2020[1]	1.93	150,000	149,241
Inova Health System Foundation 11/14/2019	2.10	27,760	27,738
Inova Health System Foundation 1/16/2020	1.95	30,000	29,873
International Bank for Reconstruction and Development 12/4/2019	1.73	100,000	99,856
International Bank for Reconstruction and Development 1/13/2020	1.85	405,000	403,714
International Bank for Reconstruction and Development 1/21/2020	1.75	480,000	478,314
International Bank for Reconstruction and Development 2/3/2020	1.75	250,000	248,982
Kells Funding, LLC 11/1/2019	2.12	95,000	94,996
Kells Funding, LLC 11/13/2019	2.15	150,000	149,908
Kells Funding, LLC 11/20/2019	2.08	125,000	124,882
Kells Funding, LLC 11/21/2019	2.12	125,000	124,875
Kells Funding, LLC 12/4/2019	2.09	100,000	99,837
Kells Funding, LLC 12/5/2019	2.08	150,000	149,748
Kells Funding, LLC 12/10/2019	1.82	145,000	144,720
Kells Funding, LLC 1/14/2020	2.00	100,000	99,627
Kells Funding, LLC 1/22/2020	1.98	125,000	124,480
Kells Funding, LLC 1/29/2020	1.86	100,000	99,546
Kells Funding, LLC 1/29/2020	1.92	140,000	139,365
Kells Funding, LLC 2/5/2020	1.92	100,000	99,515
Kells Funding, LLC 2/7/2020	2.05	75,000	74,629
KfW 11/8/2019[1]	2.09	50,000	49,982
KfW 11/13/2019[1]	2.20	75,000	74,957
KfW 2/14/2020[1]	2.01	100,000	99,473
Kimberly-Clark Corp. 11/4/2019[1]	1.84	50,000	49,991
Kimberly-Clark Corp. 11/6/2019[1]	1.83	79,300	79,279
Kimberly-Clark Corp. 11/7/2019[1]	1.83	50,000	49,985
Kimberly-Clark Corp. 11/8/2019[1]	1.85	50,000	49,982
Kimberly-Clark Corp. 11/13/2019[1]	1.83	75,000	74,956
Liberty Street Funding LLC 11/1/2019[1]	2.25	39,000	38,998
Liberty Street Funding LLC 11/7/2019[1]	2.19	100,000	99,966
Liberty Street Funding LLC 11/12/2019[1]	2.26	50,000	49,971
Liberty Street Funding LLC 11/13/2019[1]	2.12	75,000	74,952
Liberty Street Funding LLC 12/3/2019[1]	2.11	100,000	99,835
Liberty Street Funding LLC 12/4/2019[1]	2.08	50,000	49,915
Liberty Street Funding LLC 12/11/2019[1]	2.09	20,000	19,959
Liberty Street Funding LLC 12/12/2019[1]	2.12	50,000	49,895
Liberty Street Funding LLC 1/6/2020[1]	2.08	66,800	66,574
Liberty Street Funding LLC 1/17/2020[1]	2.08	36,000	35,859
Liberty Street Funding LLC 1/28/2020[1]	2.06	50,000	49,778
Liberty Street Funding LLC 1/30/2020[1]	2.06	75,000	74,660
Liberty Street Funding LLC 2/3/2020[1]	2.05	100,000	99,525
Liberty Street Funding LLC 2/10/2020[1]	1.99	50,000	49,743
LVMH Moët Hennessy Louis Vuitton Inc. 11/6/2019[1]	1.89	24,000	23,994
LVMH Moët Hennessy Louis Vuitton Inc. 1/13/2020[1]	1.85	30,000	29,896
LVMH Moët Hennessy Louis Vuitton Inc. 1/21/2020[1]	1.87	100,000	99,613
LVMH Moët Hennessy Louis Vuitton Inc. 1/22/2020[1]	1.85	64,500	64,247
Merck & Co. Inc. 11/15/2019[1]	1.86	100,000	99,935
Merck & Co. Inc. 11/18/2019[1]	1.86	100,000	99,922

Capital Group Central Cash Fund	5

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Merck & Co. Inc. 11/19/2019[1]	1.86%	$50,000	$49,959
Merck & Co. Inc. 11/20/2019[1]	1.82	35,000	34,970
Merck & Co. Inc. 11/22/2019[1]	1.83	100,000	99,904
Merck & Co. Inc. 12/2/2019[1]	1.80	50,000	49,930
Merck & Co. Inc. 12/4/2019[1]	1.81	50,000	49,926
Mitsubishi UFJ Trust and Banking Corp. 11/7/2019[1]	2.14	75,000	74,974
Mitsubishi UFJ Trust and Banking Corp. 11/8/2019[1]	2.14	100,000	99,960
Mitsubishi UFJ Trust and Banking Corp. 11/25/2019[1]	2.06	100,000	99,869
Mitsubishi UFJ Trust and Banking Corp. 11/26/2019[1]	2.24	100,000	99,863
Mitsubishi UFJ Trust and Banking Corp. 12/30/2019[1]	2.06	50,000	49,840
Mitsubishi UFJ Trust and Banking Corp. 1/10/2020[1]	1.91	200,000	199,243
Mitsubishi UFJ Trust and Banking Corp. 1/13/2020[1]	1.89	100,000	99,605
Mitsubishi UFJ Trust and Banking Corp. 1/15/2020[1]	2.13	75,000	74,696
Mitsubishi UFJ Trust and Banking Corp. 1/17/2020[1]	1.92	198,000	197,176
Mitsubishi UFJ Trust and Banking Corp. 1/21/2020[1]	1.96	198,500	197,631
Mitsubishi UFJ Trust and Banking Corp. 2/3/2020[1]	2.00	200,000	198,984
Mitsubishi UFJ Trust and Banking Corp. 2/4/2020[1]	1.90	60,700	60,388
Mizuho Bank, Ltd. 11/26/2019[1]	2.05	250,000	249,678
Mizuho Bank, Ltd. 12/3/2019[1]	2.01	300,000	299,505
Mizuho Bank, Ltd. 12/5/2019[1]	2.01	100,000	99,824
Mizuho Bank, Ltd. 12/6/2019[1]	2.03	100,000	99,818
Mizuho Bank, Ltd. 12/10/2019[1]	2.04	100,000	99,796
Mizuho Bank, Ltd. 12/17/2019[1]	2.12	150,000	149,633
Mizuho Bank, Ltd. 12/19/2019[1]	2.12	140,900	140,538
Mizuho Bank, Ltd. 12/23/2019[1]	2.08	100,000	99,719
Mizuho Bank, Ltd. 1/3/2020[1]	1.98	150,000	149,481
Mizuho Bank, Ltd. 1/8/2020[1]	2.01	150,000	149,441
Mizuho Bank, Ltd. 1/22/2020[1]	1.99	150,000	149,327
Mizuho Bank, Ltd. 1/29/2020[1]	1.97	100,000	99,514
Mizuho Bank, Ltd. 2/3/2020[1]	1.92	125,000	124,359
Mizuho Bank, Ltd. 2/4/2020[1]	1.92	150,000	149,224
Mizuho Bank, Ltd. 2/6/2020[1]	1.93	75,000	74,604
Mizuho Bank, Ltd. 2/13/2020[1]	1.92	100,000	99,440
National Australia Bank Ltd. 11/6/2019[1]	2.05	250,000	249,932
National Australia Bank Ltd. 2/19/2020[1]	1.85	125,000	124,272
National Australia Bank Ltd. 3/16/2020[1]	2.06	150,000	148,909
National Rural Utilities Cooperative Finance Corp. 11/1/2019	1.84	40,000	39,998
National Rural Utilities Cooperative Finance Corp. 11/4/2019	1.83	30,000	29,995
National Rural Utilities Cooperative Finance Corp. 11/7/2019	1.74	48,700	48,685
National Rural Utilities Cooperative Finance Corp. 11/12/2019	1.70	45,000	44,976
Nestlé Capital Corp. 11/4/2019[1]	1.98	350,000	349,941
Nestlé Capital Corp. 11/8/2019[1]	1.81	90,000	89,969
Nestlé Capital Corp. 3/24/2020[1]	2.03	100,000	99,309
Nestlé Finance International Ltd. 12/17/2019	2.00	156,550	156,218
New York Life Capital Corp. 12/10/2019[1]	1.87	15,550	15,521
NIKE, Inc. 11/14/2019[1]	1.67	50,000	49,968
Novartis Finance Corp. 12/27/2019[1]	1.84	38,000	37,897
NRW.BANK 11/4/2019[1]	2.05	50,000	49,991
NRW.BANK 11/7/2019[1]	1.60	10,000	9,997
NRW.BANK 11/8/2019[1]	2.07	50,000	49,982
NRW.BANK 11/14/2019[1]	1.92	184,000	183,880
NRW.BANK 11/15/2019[1]	1.92	137,000	136,904
NRW.BANK 11/21/2019[1]	2.07	100,000	99,898
NRW.BANK 12/16/2019[1]	1.79	264,000	263,411
NRW.BANK 2/26/2020[1]	1.83	250,000	248,530
NRW.BANK 2/27/2020[1]	1.86	145,000	144,140
NRW.BANK 3/12/2020[1]	1.86	50,000	49,668
Old Line Funding, LLC 11/5/2019[1]	2.07	25,000	24,994
Old Line Funding, LLC 11/8/2019[1]	2.07	43,000	42,984
Old Line Funding, LLC 11/12/2019[1]	2.07	42,000	41,977
Old Line Funding, LLC 11/20/2019[1]	2.07	57,000	56,946
Old Line Funding, LLC 1/2/2020[1]	2.09	100,000	99,694
Old Line Funding, LLC 1/6/2020[1]	2.08	91,000	90,703
OMERS Finance Trust 11/8/2019	2.06	50,000	49,982
OMERS Finance Trust 11/15/2019	2.07	75,000	74,950
OMERS Finance Trust 11/20/2019[1]	2.08	75,000	74,932
OMERS Finance Trust 1/3/2020	1.99	60,000	59,813

6	Capital Group Central Cash Fund

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
OMERS Finance Trust 1/7/2020[1]	1.94%	$60,000	$59,801
OMERS Finance Trust 1/23/2020	1.87	225,000	224,071
Ontario (Province of) 11/1/2019	2.10	62,200	62,197
Ontario (Province of) 11/25/2019	1.80	100,000	99,889
Ontario (Province of) 1/17/2020	1.86	350,000	348,678
Ontario (Province of) 1/21/2020	1.86	200,000	199,204
Ontario (Province of) 1/27/2020	1.85	100,000	99,572
Ontario (Province of) 1/29/2020	1.78	100,000	99,561
Ontario (Province of) 2/3/2020	1.77	100,000	99,533
Oversea-Chinese Banking Corp. Ltd. 11/15/2019[1]	2.19	50,000	49,962
Oversea-Chinese Banking Corp. Ltd. 1/7/2020[1]	2.02	100,000	99,619
Oversea-Chinese Banking Corp. Ltd. 1/17/2020[1]	2.02	104,000	103,548
Oversea-Chinese Banking Corp. Ltd. 1/21/2020[1]	1.86	150,000	149,316
Oversea-Chinese Banking Corp. Ltd. 1/22/2020[1]	1.86	125,000	124,423
Oversea-Chinese Banking Corp. Ltd. 2/3/2020[1]	2.05	100,000	99,478
Oversea-Chinese Banking Corp. Ltd. 2/18/2020[1]	1.98	196,000	194,841
Paccar Financial Corp. 11/5/2019	1.90	32,000	31,993
Paccar Financial Corp. 11/12/2019	1.93	11,000	10,994
Paccar Financial Corp. 11/13/2019	1.92	20,000	19,988
Paccar Financial Corp. 11/20/2019	1.82	19,400	19,382
Paccar Financial Corp. 11/26/2019	2.04	30,000	29,965
Paccar Financial Corp. 1/6/2020	1.88	20,000	19,935
Paccar Financial Corp. 1/9/2020	1.88	20,000	19,932
Paccar Financial Corp. 1/13/2020	1.86	30,000	29,892
Paccar Financial Corp. 1/22/2020	1.81	25,000	24,898
Paccar Financial Corp. 1/31/2020	1.68	25,000	24,893
Pfizer Inc. 11/12/2019[1]	2.23	115,000	114,939
Pfizer Inc. 11/13/2019[1]	2.11	146,900	146,816
Pfizer Inc. 11/18/2019[1]	2.07	50,000	49,960
Pfizer Inc. 11/19/2019[1]	2.19	225,000	224,811
Pfizer Inc. 12/13/2019[1]	2.03	50,000	49,907
Pfizer Inc. 1/9/2020[1]	2.00	72,300	72,066
Pfizer Inc. 1/10/2020[1]	1.99	50,000	49,835
Pfizer Inc. 1/13/2020[1]	2.01	25,000	24,913
Pfizer Inc. 1/23/2020[1]	2.04	205,000	204,173
Pfizer Inc. 1/27/2020[1]	1.79	100,000	99,573
Pfizer Inc. 2/10/2020[1]	1.95	40,000	39,801
Pfizer Inc. 2/13/2020[1]	2.00	35,000	34,820
Pfizer Inc. 2/18/2020[1]	1.94	100,000	99,461
Pfizer Inc. 2/20/2020[1]	1.91	20,000	19,890
Pfizer Inc. 2/24/2020[1]	1.85	41,800	41,562
Pfizer Inc. 2/28/2020[1]	1.86	72,500	72,073
Prudential Funding, LLC 11/8/2019	1.80	50,000	49,983
Québec (Province of) 11/26/2019[1]	2.04	50,000	49,946
Québec (Province of) 12/4/2019[1]	1.94	275,000	274,604
Québec (Province of) 12/5/2019[1]	1.87	50,000	49,926
Québec (Province of) 12/10/2019[1]	1.88	200,000	199,651
Québec (Province of) 12/16/2019[1]	2.03	100,000	99,793
Québec (Province of) 1/16/2020[1]	1.85	275,000	273,987
Québec (Province of) 1/21/2020[1]	1.84	250,000	249,016
Québec (Province of) 1/23/2020[1]	1.84	150,000	149,395
Regents of the University of California 12/12/2019	2.02	50,000	49,875
Royal Bank of Canada 12/17/2019	2.13	300,000	299,322
Sanofi 12/9/2019[1]	1.95	239,500	239,078
Sanofi 12/16/2019[1]	1.95	318,500	317,827
Sanofi 12/20/2019[1]	1.97	120,000	119,722
Sanofi 12/31/2019[1]	1.90	75,000	74,783
Siemens Capital Co. LLC 11/4/2019[1]	1.91	100,000	99,982
Siemens Capital Co. LLC 11/6/2019[1]	1.91	145,000	144,962
Simon Property Group, LP 11/4/2019[1]	1.97	70,000	69,988
Simon Property Group, LP 11/6/2019[1]	2.20	40,000	39,989
Simon Property Group, LP 11/8/2019[1]	1.94	40,000	39,986
Simon Property Group, LP 12/2/2019[1]	1.98	17,700	17,674
Simon Property Group, LP 12/16/2019[1]	1.82	29,000	28,937
Société Générale 11/1/2019[1]	1.71	572,400	572,368
Société Générale 12/6/2019[1]	1.92	200,000	199,599
Société Générale 12/16/2019[1]	1.90	125,000	124,680

Capital Group Central Cash Fund	7

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Société Générale 12/23/2019[1]	1.86%	$100,000	$99,705
ST Engineering North America, Inc. 1/21/2020[1]	2.03	48,000	47,802
Starbird Funding Corp. 11/1/2019[1]	1.65	250,000	249,989
Starbird Funding Corp. 11/5/2019[1]	2.16	50,000	49,988
Starbird Funding Corp. 12/13/2019[1]	2.10	50,000	49,892
Starbird Funding Corp. 12/16/2019[1]	2.10	50,000	49,884
Starbird Funding Corp. 12/19/2019[1]	2.11	100,000	99,753
Starbird Funding Corp. 2/3/2020[1]	2.06	100,000	99,510
Sumitomo Mitsui Banking Corp. 11/14/2019[1]	2.20	200,000	199,861
Sumitomo Mitsui Banking Corp. 11/15/2019[1]	1.86	200,000	199,851
Sumitomo Mitsui Banking Corp. 11/18/2019[1]	2.05	150,000	149,866
Sumitomo Mitsui Banking Corp. 11/22/2019[1]	1.95	400,000	399,564
Sumitomo Mitsui Banking Corp. 11/29/2019[1]	1.80	100,000	99,856
Sumitomo Mitsui Banking Corp. 12/24/2019[1]	1.87	189,500	188,975
Sumitomo Mitsui Banking Corp. 1/21/2020[1]	1.92	450,000	448,043
Sumitomo Mitsui Banking Corp. 1/23/2020[1]	1.90	200,000	199,107
Sumitomo Mitsui Banking Corp. 1/27/2020[1]	2.01	246,000	244,845
Sumitomo Mitsui Banking Corp. 2/11/2020[1]	1.94	100,000	99,447
Svenska Handelsbanken Inc. 11/12/2019[1]	2.10	150,000	149,911
Svenska Handelsbanken Inc. 11/15/2019[1]	2.16	100,000	99,926
Svenska Handelsbanken Inc. 11/22/2019[1]	2.16	250,000	249,727
Svenska Handelsbanken Inc. 12/19/2019[1]	2.01	200,000	199,514
Svenska Handelsbanken Inc. 12/20/2019[1]	2.03	200,000	199,504
Svenska Handelsbanken Inc. 1/2/2020[1]	1.99	22,900	22,828
Thunder Bay Funding, LLC 11/4/2019[1]	2.09	35,000	34,993
Thunder Bay Funding, LLC 11/6/2019[1]	2.08	39,000	38,989
Thunder Bay Funding, LLC 11/8/2019[1]	2.07	41,200	41,184
Thunder Bay Funding, LLC 11/12/2019[1]	2.07	101,000	100,942
Thunder Bay Funding, LLC 11/22/2019[1]	2.06	60,000	59,936
Thunder Bay Funding, LLC 11/25/2019[1]	2.08	35,000	34,958
Thunder Bay Funding, LLC 12/5/2019[1]	2.06	48,500	48,417
Thunder Bay Funding, LLC 1/7/2020[1]	2.01	50,000	49,833
Toronto-Dominion Bank 11/13/2019[1]	2.21	100,000	99,936
Toronto-Dominion Bank 11/15/2019[1]	2.20	100,000	99,926
Toronto-Dominion Bank 11/20/2019[1]	1.86	200,000	199,803
Toronto-Dominion Bank 1/6/2020[1]	2.01	50,000	49,835
Toronto-Dominion Bank 1/10/2020[1]	2.01	100,000	99,650
Toronto-Dominion Bank 3/16/2020[1]	2.03	100,000	99,325
Toronto-Dominion Bank 4/21/2020[1]	1.88	100,000	99,114
Toronto-Dominion Bank 4/29/2020[1]	1.83	100,000	99,062
Total Capital Canada Ltd. 12/2/2019[1]	2.01	405,500	404,912
Total Capital Canada Ltd. 1/6/2020[1]	1.98	250,000	249,194
Total Capital Canada Ltd. 1/7/2020[1]	1.95	200,000	199,345
Total Capital Canada Ltd. 1/30/2020[1]	1.85	200,000	199,112
Total Capital Canada Ltd. 2/19/2020[1]	1.92	350,000	348,083
Total Capital SA 11/6/2019[1]	1.56	5,200	5,199
Toyota Credit Canada Inc. 11/7/2019	2.25	25,000	24,992
Toyota Credit Canada Inc. 12/10/2019	2.05	40,000	39,920
Toyota Credit de Puerto Rico Corp. 11/15/2019	2.05	50,000	49,965
Toyota Industries Commercial Finance, Inc. 11/4/2019[1]	2.06	20,000	19,996
Toyota Industries Commercial Finance, Inc. 11/12/2019[1]	2.08	31,400	31,382
Toyota Industries Commercial Finance, Inc. 11/18/2019[1]	1.88	30,000	29,975
Toyota Industries Commercial Finance, Inc. 11/20/2019[1]	2.06	25,000	24,977
Toyota Motor Credit Corp. 12/4/2019	2.05	200,000	199,674
Toyota Motor Credit Corp. 2/6/2020	1.99	200,000	198,981
Toyota Motor Credit Corp. 3/5/2020	1.99	150,000	149,024
Toyota Motor Credit Corp. 3/9/2020	1.90	200,000	198,660
Toyota Motor Credit Corp. 4/13/2020	1.99	150,000	148,738
Unilever Capital Corp. 11/1/2019[1]	2.04	33,000	32,999
United Overseas Bank Ltd. 11/5/2019[1]	2.06	200,000	199,957
United Overseas Bank Ltd. 11/26/2019[1]	2.07	100,000	99,886
United Overseas Bank Ltd. 12/3/2019[1]	2.07	250,000	249,634
United Overseas Bank Ltd. 12/9/2019[1]	2.05	200,000	199,650
United Overseas Bank Ltd. 1/8/2020[1]	1.97	159,200	158,683
United Overseas Bank Ltd. 1/15/2020[1]	2.02	70,000	69,749
United Overseas Bank Ltd. 1/16/2020[1]	2.07	100,000	99,636
United Overseas Bank Ltd. 1/17/2020[1]	1.93	250,000	249,077

8	Capital Group Central Cash Fund

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
United Overseas Bank Ltd. 1/22/2020[1]	1.95%	$83,500	$83,171
United Overseas Bank Ltd. 1/24/2020[1]	1.88	100,000	99,596
United Parcel Service Inc. 11/7/2019[1]	1.88	50,000	49,988
United Parcel Service Inc. 12/6/2019[1]	1.90	150,000	149,824
Victory Receivables Corp. 12/2/2019[1]	1.96	72,000	71,885
Victory Receivables Corp. 12/3/2019[1]	2.14	100,000	99,835
Victory Receivables Corp. 12/4/2019[1]	1.95	70,000	69,881
Victory Receivables Corp. 1/15/2020[1]	2.11	100,000	99,611
Wal-Mart Stores, Inc. 11/4/2019[1]	1.65	45,000	44,992
Wal-Mart Stores, Inc. 11/12/2019[1]	1.84	193,512	193,408
Wal-Mart Stores, Inc. 11/18/2019[1]	1.85	301,500	301,260
Wal-Mart Stores, Inc. 11/20/2019[1]	1.91	30,000	29,973
Wal-Mart Stores, Inc. 11/21/2019[1]	1.90	40,000	39,963
Wal-Mart Stores, Inc. 12/2/2019[1]	1.82	335,000	334,522
Wal-Mart Stores, Inc. 12/4/2019[1]	1.87	65,000	64,901
Wal-Mart Stores, Inc. 12/5/2019[1]	1.87	50,000	49,921
Westpac Banking Corp. 4/28/2020[1]	1.84	75,000	74,304
			49,304,813

Federal agency discount notes 31.08%
Fannie Mae 11/4/2019	1.85	775,064	774,968
Fannie Mae 11/6/2019	1.93	200,000	199,958
Fannie Mae 11/8/2019	1.90	600,000	599,825
Fannie Mae 11/13/2019	1.85	324,700	324,537
Fannie Mae 11/15/2019	1.85	100,000	99,941
Fannie Mae 11/18/2019	1.78	865,000	864,380
Fannie Mae 11/20/2019	1.71	150,000	149,880
Fannie Mae 11/22/2019	1.71	300,000	299,731
Fannie Mae 11/27/2019	1.85	200,000	199,777
Fannie Mae 12/16/2019	1.84	370,000	369,284
Fannie Mae 12/18/2019	1.84	50,000	49,899
Fannie Mae 12/20/2019	1.84	150,000	149,684
Fannie Mae 1/8/2020	1.61	100,000	99,708
Fannie Mae 1/9/2020	1.64	250,000	249,258
Fannie Mae 1/10/2020	1.64	150,000	149,549
Fannie Mae 1/15/2020	1.65	80,050	79,792
Fannie Mae 1/17/2020	1.60	200,000	199,340
Fannie Mae 1/22/2020	1.63	121,154	120,729
Fannie Mae 1/29/2020	1.59	169,000	168,328
Federal Farm Credit Banks 11/12/2019	2.00	15,000	14,993
Federal Farm Credit Banks 11/13/2019	1.79	45,000	44,977
Federal Farm Credit Banks 11/15/2019	1.71	50,000	49,970
Federal Farm Credit Banks 12/5/2019	1.87	100,000	99,852
Federal Farm Credit Banks 12/16/2019	1.70	60,000	59,882
Federal Farm Credit Banks 12/20/2019	1.70	95,000	94,797
Federal Home Loan Bank 11/1/2019	2.00	702,600	702,600
Federal Home Loan Bank 11/4/2019	1.95	350,000	349,957
Federal Home Loan Bank 11/6/2019	1.92	575,000	574,880
Federal Home Loan Bank 11/8/2019	1.94	1,163,775	1,163,436
Federal Home Loan Bank 11/13/2019	1.87	404,080	403,877
Federal Home Loan Bank 11/14/2019	1.70	650,000	649,646
Federal Home Loan Bank 11/15/2019	1.91	1,301,875	1,301,112
Federal Home Loan Bank 11/19/2019	1.94	46,100	46,065
Federal Home Loan Bank 11/20/2019	1.90	605,000	604,516
Federal Home Loan Bank 11/22/2019	1.75	840,000	839,247
Federal Home Loan Bank 11/25/2019	1.95	384,000	383,607
Federal Home Loan Bank 11/26/2019	1.98	100,000	99,893
Federal Home Loan Bank 11/27/2019	1.82	770,000	769,140
Federal Home Loan Bank 11/29/2019	1.85	200,000	199,760
Federal Home Loan Bank 12/2/2019	1.79	492,000	491,345
Federal Home Loan Bank 12/3/2019	1.68	250,000	249,656
Federal Home Loan Bank 12/4/2019	1.75	975,000	973,619
Federal Home Loan Bank 12/6/2019	1.76	1,251,940	1,250,057
Federal Home Loan Bank 12/9/2019	1.83	650,000	648,939
Federal Home Loan Bank 12/10/2019	1.76	250,000	249,581
Federal Home Loan Bank 12/11/2019	1.77	1,369,410	1,367,055

Capital Group Central Cash Fund	9

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes (continued)
Federal Home Loan Bank 12/13/2019	1.90%	$450,000	$449,187
Federal Home Loan Bank 12/16/2019	1.93	400,000	399,225
Federal Home Loan Bank 12/17/2019	1.71	200,000	199,604
Federal Home Loan Bank 12/18/2019	1.72	897,300	895,486
Federal Home Loan Bank 12/20/2019	1.81	255,000	254,462
Federal Home Loan Bank 12/23/2019	1.84	550,000	548,769
Federal Home Loan Bank 12/26/2019	1.77	250,000	249,408
Federal Home Loan Bank 12/27/2019	1.88	100,000	99,759
Federal Home Loan Bank 1/2/2020	1.80	400,000	398,932
Federal Home Loan Bank 1/3/2020	1.70	741,300	739,289
Federal Home Loan Bank 1/6/2020	1.69	350,000	349,006
Federal Home Loan Bank 1/8/2020	1.69	500,000	498,538
Federal Home Loan Bank 1/10/2020	1.69	580,000	578,256
Federal Home Loan Bank 1/13/2020	1.68	200,000	199,373
Federal Home Loan Bank 1/15/2020	1.67	418,301	416,955
Federal Home Loan Bank 1/17/2020	1.64	250,000	249,174
Federal Home Loan Bank 1/21/2020	1.72	200,000	199,306
Federal Home Loan Bank 1/22/2020	1.64	867,000	863,955
Federal Home Loan Bank 1/23/2020	1.65	100,000	99,645
Federal Home Loan Bank 1/24/2020	1.64	835,700	832,694
Federal Home Loan Bank 1/27/2020	1.64	1,000,000	996,279
Federal Home Loan Bank 1/28/2020	1.64	67,900	67,644
Federal Home Loan Bank 1/29/2020	1.63	340,000	338,706
Federal Home Loan Bank 1/31/2020	1.64	150,000	149,416
Federal Home Loan Bank 2/10/2020	1.62	300,000	298,703
Federal Home Loan Bank 2/14/2020	1.62	250,000	248,876
Federal Home Loan Bank 2/24/2020	1.62	100,000	99,507
Federal Home Loan Bank 3/20/2020	1.88	200,000	198,802
Federal Home Loan Bank 3/23/2020	1.84	100,000	99,388
Freddie Mac 11/19/2019	2.08	24,500	24,481
Freddie Mac 12/2/2019	2.06	150,000	149,800
Freddie Mac 12/3/2019	1.88	225,000	224,691
Freddie Mac 12/4/2019	1.99	175,320	175,072
Freddie Mac 12/6/2019	1.85	400,000	399,398
Freddie Mac 12/9/2019	1.94	450,000	449,265
Freddie Mac 12/18/2019	1.96	700,000	698,585
Freddie Mac 12/19/2019	1.87	224,100	223,637
Freddie Mac 12/20/2019	1.85	250,000	249,473
Freddie Mac 12/23/2019	1.87	500,000	498,881
Freddie Mac 12/30/2019	1.87	200,000	199,492
Freddie Mac 1/2/2020	1.84	221,600	221,008
Freddie Mac 1/3/2020	1.88	300,000	299,186
Freddie Mac 1/8/2020	1.83	200,000	199,415
Freddie Mac 1/9/2020	1.64	150,000	149,555
Freddie Mac 1/13/2020	1.85	350,000	348,903
Freddie Mac 1/17/2020	1.84	980,000	976,764
Freddie Mac 1/22/2020	1.78	396,500	395,108
Freddie Mac 1/24/2020	1.83	100,000	99,640
Freddie Mac 2/7/2020	1.69	250,000	248,952
Freddie Mac 2/20/2020	1.69	350,000	348,337
Freddie Mac 3/18/2020	1.64	520,000	516,931
Freddie Mac 4/17/2020	1.61	200,000	198,560
Tennessee Valley Authority 11/6/2019	1.74	75,000	74,984
			37,219,489

U.S. Treasury bills 23.19%
U.S. Treasury Bills 11/5/2019	1.87	2,415,000	2,414,604
U.S. Treasury Bills 11/7/2019	1.98	1,898,600	1,898,141
U.S. Treasury Bills 11/12/2019	1.87	2,000,000	1,999,071
U.S. Treasury Bills 11/14/2019	1.98	800,000	799,575
U.S. Treasury Bills 11/19/2019	1.79	2,000,000	1,998,495
U.S. Treasury Bills 11/21/2019	1.92	2,500,000	2,497,890
U.S. Treasury Bills 11/26/2019	1.76	750,000	749,211
U.S. Treasury Bills 11/29/2019	1.91	1,130,000	1,128,717
U.S. Treasury Bills 12/3/2019	1.71	1,250,000	1,248,338
U.S. Treasury Bills 12/5/2019	1.95	1,800,000	1,797,382

10	Capital Group Central Cash Fund

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills (continued)
U.S. Treasury Bills 12/10/2019	1.63%	$1,400,000	$1,397,770
U.S. Treasury Bills 12/12/2019	1.90	804,000	802,590
U.S. Treasury Bills 12/17/2019	1.59	1,050,000	1,047,986
U.S. Treasury Bills 12/19/2019	1.88	800,000	798,485
U.S. Treasury Bills 12/24/2019	1.66	150,000	149,664
U.S. Treasury Bills 12/26/2019	1.85	750,000	748,247
U.S. Treasury Bills 12/31/2019	1.44	300,000	299,277
U.S. Treasury Bills 1/2/2020	1.75	1,000,000	997,347
U.S. Treasury Bills 1/9/2020	1.62	650,000	648,112
U.S. Treasury Bills 1/16/2020	1.62	1,677,000	1,671,582
U.S. Treasury Bills 1/23/2020	1.61	750,000	747,397
U.S. Treasury Bills 2/13/2020	1.83	150,000	149,346
U.S. Treasury Bills 2/20/2020	1.83	100,000	99,537
U.S. Treasury Bills 4/2/2020	1.70	300,000	298,094
U.S. Treasury Bills 4/9/2020	1.62	900,000	893,899
U.S. Treasury Bills 4/16/2020	1.58	300,000	297,891
U.S. Treasury Bills 4/23/2020	1.57	200,000	198,550
			27,777,198

Repurchase agreements 2.23%
Overnight repurchase agreements*		2,675,000	2,675,000

Certificates of deposit 0.88%
Norinchukin Bank 11/12/2019	2.12	250,000	250,027
Norinchukin Bank 11/27/2019	2.05	100,000	100,018
Norinchukin Bank 12/4/2019	2.05	100,000	100,021
Norinchukin Bank 1/9/2020	2.07	100,000	100,031
Norinchukin Bank 1/16/2020	2.10	250,000	250,098
Wells Fargo Bank, N.A. 3/2/2020	2.02	250,000	250,168
			1,050,363

Total short-term securities (cost: $117,999,776,000)			118,026,863

Bonds, notes & other debt instruments 0.88%
U.S. Treasury bonds & notes 0.69%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 1.15%) 1.752% 2021[2]		225,000	224,788
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.139%) 1.776% 2021[2]		300,000	299,694
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.22%) 1.857% 2021[2]		300,000	300,012
			824,494

Federal agency bonds & notes 0.19%
Federal Home Loan Mortgage Corp. 1.85% 2020[2]		25,000	24,995
Federal Home Loan Mortgage Corp. 1.86% 2020[2]		200,000	200,050
			225,045

Total bonds, notes & other debt instruments (cost: $1,049,886,000)			1,049,539
Total investment securities 99.43% (cost: $119,049,662,000)			119,076,402
Other assets less liabilities 0.57%			684,564
Net assets 100.00%			$119,760,966

Capital Group Central Cash Fund	11

*Repurchase agreements

The fund held overnight repurchase agreements on October 31, 2019. Additional details on these repurchase agreements appear in the following table.

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
BMO Capital Markets	1.72%	10/31/2019	11/1/2019	U.S. Treasury 0%-3.125% 2019-2028	$153,000	$150,000	$150,007
BNP Paribas	1.72	10/31/2019	11/1/2019	U.S. Treasury 0%-8.125% 2019-2027	51,000	50,000	50,002
BofA Securities	1.73	10/31/2019	11/1/2019	U.S. Treasury 1.50%-1.75% 2020-2024	127,500	125,000	125,006
Canadian Imperial Bank of Commerce	1.72	10/31/2019	11/1/2019	U.S. Treasury 0.25%-2.875% 2021-2029	102,000	100,000	100,005
J.P. Morgan Securities	1.73	10/31/2019	11/1/2019	U.S. Treasury 0.375%-2.25% 2027	408,000	400,000	400,019
Mizuho Securities	1.72	10/31/2019	11/1/2019	U.S. Treasury 2.625%-3.00% 2025-2026	153,000	150,000	150,007
Royal Bank of Canada	1.70	10/31/2019	11/1/2019	U.S. Treasury 1.125%-2.875% 2020-2028	459,000	450,000	450,021
TD Securities	1.73	10/31/2019	11/1/2019	U.S. Treasury 2.625%-2.75% 2021-2026	255,000	250,000	250,012
Wells Fargo Securities	1.72	10/31/2019	11/1/2019	U.S. Treasury 1.875%-2.25% 2020-2022	1,020,000	1,000,000	1,000,048
					$2,728,500	$2,675,000	$2,675,127

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,269,219,000, which represented 31.95% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See notes to financial statements.

12	Capital Group Central Cash Fund

Financial statements

Statement of assets and liabilities
at October 31, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $119,049,662)		$119,076,402
Cash		5,129,906
Receivables for:
Sales of fund’s shares	$743,893
Interest	5,859	749,752
		124,956,060
Liabilities:
Payables for:
Purchases of investments	324,152
Repurchases of fund’s shares	4,870,752
Services provided by related parties	1
Trustees’ deferred compensation	18
Other	171	5,195,094
Net assets at October 31, 2019		$119,760,966

Net assets consist of:
Capital paid in on shares of beneficial interest		$119,734,156
Total distributable earnings		26,810
Net assets at October 31, 2019		$119,760,966

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,197,459 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class M	$119,760,966	1,197,459	$100.01

See notes to financial statements.

Capital Group Central Cash Fund	13

Statement of operations
for the period February 22, 2019* to October 31, 2019	(dollars in thousands)

Investment income:
Income:
Interest			$1,638,872
Fees and expenses:
Transfer agent services	$2
Reports to shareholders	7
Registration statement and prospectus	—	†
Trustees’ compensation	71
Auditing and legal	31
Custodian	171
Other	—	†	282
Net investment income			1,638,590

Net realized gain and unrealized appreciation:
Net realized gain on investments			56
Net unrealized appreciation on investments			26,740
Net realized gain and unrealized appreciation			26,796
Net increase in net assets resulting from operations			$1,665,386

Statement of changes in net assets
for the period February 22, 2019* to October 31, 2019	(dollars in thousands)

Operations:
Net investment income			$1,638,590
Net realized gain			56
Net unrealized appreciation			26,740
Net increase in net assets resulting from operations			1,665,386

Distributions paid to shareholders			(1,638,560)

Net capital share transactions			119,734,140

Total increase in net assets			119,760,966

Net assets:
Beginning of period			—
End of period			$119,760,966

*	Commencement of operations.
†	Amount less than one thousand.

See notes to financial statements.

14	Capital Group Central Cash Fund

Notes to financial statements

1. Organization

Capital Group Central Fund Series (the ”trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is an institutional prime money market fund with a floating net asset value.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before

Capital Group Central Cash Fund	15

the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

At October 31, 2019, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline, sometimes rapidly or unpredictably, due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by

16	Capital Group Central Cash Fund

government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Financial services risk— A significant portion of the fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this industry sector. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Capital Group Central Cash Fund	17

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the period ended October 31, 2019, the fund reclassified $16,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of October 31, 2019, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$88
Gross unrealized appreciation on investments	27,710
Gross unrealized depreciation on investments	(970)
Net unrealized appreciation on investments	26,740
Cost of investments	119,049,662

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	For the period February 22, 2019* to October 31, 2019

Class M	$1,638,560

*	Commencement of operations.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund does not pay an investment advisory services fee to CRMC.

Distribution services — The fund does not pay a distribution services fee to AFD.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping, shareholder communications and transaction processing.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred).

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund purchased securities from other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or

18	Capital Group Central Cash Fund

common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the period from February 22, 2019, commencement of operations, to October 31, 2019, the fund engaged in such purchase transactions with related funds in the amount of $41,446,737,000.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund lent $10,000 at a rate of 2.79% to one or more CRMC-managed funds during the year ended October 31, 2019. The fund received less than $1,000 in interest income from the loan.

8. Capital share transactions

Capital share transactions in the fund during the period from February 22, 2019, commencement of operations, to October 31, 2019, were as follows (dollars and shares in thousands):

			Reinvestments of
	Sales		distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class M	266,809,571	2,668,292	1,638,547	16,387	(148,713,978)	(1,487,220)	119,734,140	1,197,459

9. Ownership concentration

At October 31, 2019, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were EuroPacific Growth Fund and The Growth Fund of America, with aggregate ownership of the fund’s outstanding shares of 14% and 10%, respectively. CRMC is the investment adviser to the two American Funds.

Capital Group Central Cash Fund	19

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class M:
10/31/2019[2,3]	$100.00	$1.60	$.01	$1.61	$(1.60)	$100.01	1.62%[4]	$119,761	—%[5,6]	2.31%[6]

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Class M shares began investment operations on February 22, 2019.
[4]	Not annualized.
[5]	Amount less than .01%.
[6]	Annualized.

See notes to financial statements.

20	Capital Group Central Cash Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Central Fund Series and Shareholders of Capital Group Central Cash Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group Central Cash Fund (constituting Capital Group Central Fund Series, referred to hereafter as the “Fund”) as of October 31, 2019, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 22, 2019 (commencement of operations) through October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations, changes in its net assets, and the financial highlights for the period February 22, 2019 (commencement of operations) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
December 18, 2019

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Capital Group Central Cash Fund	21

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2019, through October 31, 2019).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1]	Annualized expense ratio
Capital Group Central Cash Fund
Class M – actual return	$1,000.00	$1,011.70	$0.002	—%[3]
Class M – assumed 5% return	1,000.00	1,025.21	0.002	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2019:

U.S. government income that may be exempt from state taxation	$851,269,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2020, to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their tax advisors.

22	Capital Group Central Cash Fund

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2018	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	88	General Finance Corporation
James G. Ellis, 1947	2018	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	85	None
Mary Davis Holt, 1950	2018	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	85	None
R. Clark Hooper, 1946	2018	Private investor	88	None
Merit E. Janow, 1958	2018	Dean and Professor, Columbia University, School of International and Public Affairs	87	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2018	CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	89	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	84	None

Interested trustees[4,5]

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2018	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	84	None
Karl J. Zeile, 1966	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company	20	None

The fund’s statement of additional information includes further details about fund directors and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 24 for footnotes.

Capital Group Central Cash Fund	23

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Steven D. Lotwin, 1969 President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Executive Vice President	2018	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company
Karen Hall, 1965 Vice President	2018	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Miguel Tapia, 1977 Vice President	2018	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2018	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2018	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2018	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2018	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

24	Capital Group Central Cash Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Distributor

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on capitalgroup.com or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on capitalgroup.com.

Capital Group Central Cash Fund files a complete list of its portfolio holdings with the SEC monthly on Form N-MFP. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Group Central Cash Fund, but it also may be used as sales literature when preceded or accompanied by the fund’s registration statement, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

CCF

Registrant:

a) Audit Fees:
2018	N/A
2019	$16,000

b) Audit-Related Fees:
2018	N/A
2019	None

c) Tax Fees:
2018	N/A
2019	None
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2018	N/A
2019	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2018	N/A
2019	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2018	N/A
2019	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2018	N/A
2019	$6,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were N/A for fiscal year 2018 and $6,000 for fiscal year 2019. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: December 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: December 31, 2019

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 31, 2019